LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2011
LONG-TERM LOANS FROM BANKS [Abstract]
LONG-TERM LOANS FROM BANKS
NOTE 12        -      LONG-TERM LOANS FROM BANKS

A.	Composition:

As of December 31, 2011
Effective interest rate (*)
In U.S. Dollar	3.1-3.4%	$116,355
In U.S. Dollar	5.55%	30,000
Total long-term debt from Banks-principal amount		146,355
Fair value adjustments		(37,210)
Total long-term debt from Banks		109,145
Current maturities		5,300
		$103,845

As of December 31, 2010
Effective interest rate (*)
In U.S. Dollar	2.8-3.1%	$93,055
In U.S. Dollar	5.55%	90,000
Total long-term debt from Banks-principal amount		183,055
Fair value adjustments		(41,173)
Total long-term debt from Banks		141,882
Current maturities		30,000
		$111,882

(*) The effective interest rate as of December 31, 2011 and 2010 of loans in the amount of $30,000 and $90,000, respectively, takes into account the terms of the economic hedging agreements described in Note 14A.

B.	Facility Agreement

Introduction

In January 2001, Tower entered into a credit facility agreement with two Israeli Banks, which has been revised several times, to fund the establishment and equipping of Fab 2 ("Facility Agreement"), under which the outstanding debt as of December 31, 2011, was approximately $131,000, and the annual interest rate is the three-month USD LIBOR plus 2.75%. For details, see below.

September 2006 Amendment

In September 2006, Tower signed definitive agreements with the Israeli Banks and The Israel Corporation Ltd. (''TIC").  Pursuant to said agreements, among other things:

(i)
$158,000 of the then current debt under the Facility Agreement was converted into equity equivalent capital notes of Tower, at a conversion ratio of $3.04 per share, representing twice the average closing price per share during the ten days prior to signing the Memorandum of Understanding ("MOU") that preceded the final amendment.

(ii)
The interest rate then applicable for the quarterly actual interest payment on the loans was decreased from three-month USD LIBOR plus 2.5% per annum to three-month USD LIBOR plus 1.1% per annum, effective from May 17, 2006. As compensation for the decreased interest and subject to adjustment, it was agreed that in 2011 the Israeli Banks would be issued a number of Tower ordinary shares equal to the decrease in the interest divided by the average closing price of Tower's ordinary shares during the fourth quarter of 2010. In September 2008, the decreased interest amount was reduced due to the conversion of a portion of the loans into equity equivalent capital notes, see below "September 2008 Definitive Agreement with the Israeli Banks and TIC".

In February 2011 the Company issued approximately 8.5 million shares to the Israeli Banks in consideration for such decreased interest as described above.

(iii)
TIC invested $100,000 in Tower in exchange for approximately 65.8 million equity equivalent capital notes exercisable into Tower's ordinary shares, based on the average closing price per share during the ten days prior to signing the MOU that preceded the final agreement.

September 2008 Definitive Agreement with the Israeli Banks and TIC

In September 2008, Tower signed and closed definitive agreements with the Israeli Banks and TIC. Pursuant to said agreements: (i) $200,000 of Tower's then existing debt to the Israeli Banks was converted into equity equivalent capital notes of Tower at a conversion ratio of $1.42, exercisable into Tower's ordinary shares, representing two times the average closing price per share on NASDAQ for the ten trading days prior to August 7, 2008 (the date of Tower's public announcement regarding its debt conversion negotiations with the Israeli Banks and TIC) (ii) the commencement date for the repayment of the remaining principal of the Israeli Banks' loans was postponed from September 2009 to September 2010 (which was further revised in the "August 2009 amendment to the Facility Agreement" and "2010 definitive agreements with the Israeli Banks" below); (iii) $50,000 of debt owed by Tower to TIC (consisting of $30,000 owed under a loan facility and $20,000 of Tower's convertible debentures series B held by TIC) were converted into equity equivalent capital notes at a conversion ratio of $1.42 exercisable into Tower's ordinary shares, representing two times the average closing price per share on NASDAQ for the ten trading days prior to August 7, 2008; and (iv) TIC invested $20,000 in Tower in exchange for equity equivalent capital notes exercisable into approximately 28.2 million Tower's ordinary shares.

Furthermore, TIC committed to invest up to an additional $20,000 under certain conditions. In January 2009, such conditions were satisfied and TIC invested said amount in exchange for approximately 76.9 million equity equivalent capital notes of Tower, exercisable into ordinary shares of Tower.

The debt conversion to equity equivalent capital notes as detailed above resulted in a gain of $130,698 that was recorded in the Company's statement of operations for 2008.

August 2009 amendment to the Facility Agreement

During 2009, the Israeli Banks and Tower entered into an amendment to the Facility Agreement to: (i) postpone the repayment schedule of the outstanding loans to provide for repayment in eight equal quarterly installments from September 2011 until June 2013; (ii) waive the financial covenants stipulated in the Facility Agreement through December 31, 2009; and (iii) provide for the payment by Tower upon certain circumstances, as stipulated in the amendment, and following receipt by Tower of significant amounts of proceeds from a certain source, of a portion of such proceeds on account of the outstanding loans prior to the due date specified above. As part of the terms of the amendment, Tower agreed to grant the Israeli Banks new warrants in three annual tranches with an aggregate exercise price of $1,000 each, at a quantity and price to be calculated based on the market stock price prior to any such grant and pay the Israeli Banks fees in the aggregate amount of $350.  As of December 31, 2011 all such warrants had been granted.  See  Note 17B(5) below.

2010 Definitive Agreements with the Israeli Banks

During 2010, Tower signed and closed definitive agreements with the Israeli Banks. Pursuant to said agreements: (i) Tower pre-paid a total of approximately $50,000 of its loans; (ii) the commencement date for the repayment of the remaining principal of the Israeli Banks' loans was extended to ten quarterly installments between September 2013 and December 2015;  (iii) the interest rate on the remaining principal of the Israeli Bank's loans was set to be USD LIBOR plus 2.75% per annum; (iv) the Israeli Banks consented  to the issuance by Tower of additional long-term notes, which issuance was made by Tower in October 2010, see Note 13E; (v) in certain circumstances stipulated in said agreements, following receipt by Tower of significant amounts of proceeds from certain sources, Tower agreed to early repayment of a certain amount of the outstanding loans; (vi)  all warrants granted to the Israeli Banks were extended to December 2015; (vii) Tower agreed to pay fees to the Israeli Banks; and (viii) Tower agreed to place the net proceeds of the bond issuance in short-term pledged deposits for the purpose of securing future debt payments, which were presented in the balance sheet as designated deposits.

2011 Letter Agreement with the Israeli Banks

In February 2011, Tower entered into a letter agreement with the Israeli Banks pursuant to which: (i) the Israeli Banks gave their consent for the acquisition of Micron's fabrication facility in Japan, as detailed in Note 3 above; (ii) Tower and the Israeli Banks agreed that out of the total amount raised in the 2010 bond issuance (see above), $50,000 would be placed in short-term pledged deposits reserved until the December 2011 payment of its debentures then due; and (iii) Tower agreed to prepay to the Israeli Banks $15,000 on account of the outstanding loans on each of March 31, 2011and  December 31, 2011.

Accounting for the Loans under the Facility Agreement

Loans received under the Facility Agreement, as amended to date, are presented at fair value, with changes in value reflected on the statements of operations, following adoption by the Company of ASC 825-10 Fair Value Option and Tower's election to apply the fair value option to the Facility Agreement.

The September 2008 amendment was accounted for by calculating the fair value, as of September 2008, of the remaining outstanding obligation to the Israeli Banks. The excess of the fair value of the obligation prior to the amendment over the fair value of the remaining obligation was considered settled. A gain on conversion of debt was recognized in the amount of the excess of the settled amount over the fair value of the equity-equivalent capital notes issued. The fair value of the notes was calculated based on the price of the stock of Tower in September 2008, which was the time of signing and closing of the definitive agreements with the Israeli Banks and TIC.

The fair value following the August 2009 amendment reflects the effects of said amendment. The cost of the new warrants (all three tranches) granted pursuant to the August 2009 amendment and the additional cost associated with extension of the existing warrants, which is determined based on the fair value at the date of said amendment, were expensed and recorded in financing expenses.

The effects of the 2010 definitive agreements with the Israeli Banks and 2011 letter agreement with said Israeli Banks have also been included in the measurement of the fair value of the loans at the relevant periods.

C.	Repayment Schedule

Upon certain circumstances stipulated in the Israeli Banks' agreements, including following receipt by Tower of significant amounts of proceeds from certain sources, Tower is required to pay a portion of such proceeds on account of the outstanding loans prior to the periods specified above. The principal amount of Tower's long-term loans as of December 31, 2011 is approximately $131,000, payable in nine quarterly installments from September 2013 through September 2015, totaling $25,000 in 2013, $80,000 in 2014 and $26,000 in 2015. Upon certain circumstances stipulated in the Facility Agreement, including following receipt by Tower of significant amounts of proceeds from certain sources, Tower is required to pay a portion of such proceeds on account of the outstanding loans prior to the periods specified above.

The principal amount of Jazz's long-term loans as of December 31, 2011 is approximately $15,300, payable in September 2014, of which $5,300 is classified as short term in the balance sheet.

D.
The Facility Agreement with the Israeli Banks restricts Tower's ability to place liens on its assets (other than existing liens in favor of the State of Israel in respect of Investment Center grants - see Note 7B), without the prior consent of the Israeli Banks. Furthermore, the agreements contain certain restrictive financial ratios and covenants. For further details concerning the Facility Agreement and its amendments, see Note 16A (2).

E.	For long term bank loans of Jazz see Note 10.